Stock-based compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Options (in number of shares)
Beginning balance (in shares)	627,756	819,513	2,537,888
Exercised (in shares)	(48,172)	(145,485)	(33,133)
Forfeited or expired (in shares)	(88,527)	(46,272)	(1,685,242)
Ending balance (in shares)	491,057	627,756	819,513
Fully vested (in shares)	491,057
Weighted average exercise price
Beginning balance (in dollars per share)	$ 14.00	$ 9.11	$ 17.50
Exercised (in dollars per share)	6.41	11.00	11.31
Forfeited / Cancelled (in dollars per share)	11.28	12.40	17.05
Ending balance (in dollars per share)	9.66	$ 14.00	$ 9.11
Fully vested (in dollars per share)	$ 9.66
Aggregate intrinsic value
Balance as of December 31, 2022	$ 0
Fully vested as of December 31, 2022	$ 0